                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07245

Morgan Stanley Balanced Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
    (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2005

Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY BALANCED GROWTH FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2004 (UNAUDITED)

NUMBER OF
 SHARES                                                                VALUE
---------                                                            ---------
             COMMON STOCKS (67.2%)
             Aerospace & Defense (1.4%)
  27,930     Northrop Grumman Corp.                                  1,445,378
  34,300     Raytheon Co.                                            1,251,264
                                                                     ---------
                                                                     2,696,642
                                                                     ---------
             Auto Parts: O.E.M. (0.9%)
  23,940     Magna International Inc. (Class A) (Canada)             1,746,423
                                                                     ---------

             Beverages: Non-Alcoholic (0.9%)
  44,250     Coca-Cola Co. (The)                                     1,799,205
                                                                     ---------

             Broadcasting (1.1%)
  65,880     Clear Channel Communications, Inc.                      2,200,392
                                                                     ---------

             Chemicals: Major Diversified (2.6%)
 121,090     Bayer AG (ADR) (Germany)                                3,435,323
  38,260     Dow Chemical Co. (The)                                  1,719,404
                                                                     ---------
                                                                     5,154,727
                                                                     ---------
             Computer Processing Hardware (0.1%)
   7,460     Hewlett-Packard Co.                                       139,204
                                                                     ---------

             Containers/Packaging (0.4%)
  14,560     Temple-Inland, Inc.                                       860,787
                                                                     ---------

             Data Processing Services (1.6%)
  33,010     Automatic Data Processing, Inc.                         1,432,304
  15,140     First Data Corp.                                          624,979
  39,000     SunGard Data Systems Inc.                        *      1,033,110
                                                                     ---------
                                                                     3,090,393
                                                                     ---------
             Department Stores (0.8%)
  29,400     Kohl's Corp.                                     *      1,492,344
                                                                     ---------

             Discount Stores (0.8%)
  30,360     Target Corp.                                            1,518,607
                                                                     ---------

             Electric Utilities (3.4%)
  24,180     Consolidated Edison, Inc.                               1,050,621
  21,100     Edison International                                      643,550
  27,410     Entergy Corp.                                           1,791,518
  41,000     Exelon Corp.                                            1,624,420
  37,590     FirstEnergy Corp.                                       1,553,595
                                                                     ---------
                                                                     6,663,704
                                                                     ---------
             Finance/Rental/Leasing (1.1%)
  33,350     Freddie Mac                                             2,221,110
                                                                     ---------

             Financial Conglomerates (4.6%)
  64,020     Citigroup, Inc.                                         2,840,567
 114,154     J.P. Morgan Chase & Co.                                 4,406,344
  37,320     Prudential Financial, Inc.                              1,734,260
                                                                     ---------
                                                                     8,981,171
                                                                     ---------
             Financial Publishing/Services (0.8%)
  60,030     Equifax, Inc.                                           1,569,785
                                                                     ---------

             Food: Major Diversified (0.9%)
  45,560     Kraft Foods Inc. (Class A)                              1,517,604
                                                                     ---------

             Food: Specialty/Candy (0.8%)
  46,450     Cadbury Schweppes PLC (ADR) (United Kingdom)            1,556,075
                                                                     ---------

             Hotels/Resorts/Cruiselines (1.4%)
  32,340     Hilton Hotels Corp.                                       643,566
  27,440     Marriott International, Inc. (Class A)                  1,495,206
  14,710     Starwood Hotels & Resorts Worldwide, Inc.                 702,108
                                                                     ---------
                                                                     2,840,880
                                                                     ---------
             Household/Personal Care (0.9%)
  31,320     Kimberly-Clark Corp.                                    1,868,864
                                                                     ---------

             Industrial Conglomerates (1.6%)
  63,000     General Electric Co.                                    2,149,560
  14,340     Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)               981,430
                                                                     ---------
                                                                     3,130,990
                                                                     ---------
             Industrial Machinery (0.8%)
  21,940     Parker-Hannifin Corp.                                   1,549,622
                                                                     ---------

             Information Technology Services (1.4%)
  70,850     Accenture Ltd. (Class A) (Bermuda) (ADR)         *      1,715,279
  12,320     International Business Machines Corp.                   1,105,720
                                                                     ---------
                                                                     2,820,999
                                                                     ---------

           Integrated Oil (6.3%)
 70,960    BP PLC (ADR) (United Kingdom)                                             4,133,420
 28,070    ConocoPhillips                                                            2,366,582
 57,930    Exxon Mobil Corp.                                                         2,851,315
 54,960    Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)            2,981,030
                                                                                   -----------
                                                                                    12,332,347
                                                                                   -----------
           Investment Banks/Brokers (3.0%)
  4,700    Goldman Sachs Group, Inc. (The)                                             462,386
 34,340    Lehman Brothers Holdings Inc.                                             2,821,031
 49,210    Merrill Lynch & Co., Inc.                                                 2,654,387
                                                                                   -----------
                                                                                     5,937,804
                                                                                   -----------
           Life/Health Insurance (0.9%)
 44,740    MetLife, Inc.                                                             1,715,779
                                                                                   -----------

           Major Banks (1.4%)
 44,660    Bank of America Corp.                                                     2,000,321
 19,100    PNC Financial Services Group                                                998,930
                                                                                   -----------
                                                                                     2,999,251
                                                                                   -----------
           Major Telecommunications (3.2%)
 24,400    France Telecom S.A. (ADR) (France)                                          701,500
 29,670    SBC Communications, Inc.                                                    749,464
128,220    Sprint Corp. (Fon Group)                                                  2,686,209
 56,580    Verizon Communications Inc.                                               2,212,278
                                                                                   -----------
                                                                                     6,349,451
                                                                                   -----------
           Managed Health Care (0.8%)
 23,700    CIGNA Corp.                                                               1,504,002
                                                                                   -----------

           Media Conglomerates (2.8%)
 95,830    Disney (Walt) Co. (The)                                                   2,416,833
189,600    Time Warner, Inc.                                                 *       3,154,944
                                                                                   -----------
                                                                                     5,571,777
                                                                                   -----------
           Medical Specialties (1.1%)
  8,600    Applera Corp. - Applied Biosystems Group                                    164,088
 32,350    Bausch & Lomb, Inc.                                                       1,972,056
                                                                                   -----------
                                                                                     2,136,144
                                                                                   -----------
           Motor Vehicles (1.4%)
116,440    Honda Motor Co., Ltd. (ADR) (Japan)                                       2,828,328
                                                                                   -----------

           Multi-Line Insurance (1.1%)
 36,630    Hartford Financial Services Group, Inc. (The)                             2,142,122
                                                                                   -----------

           Oil Refining/Marketing (0.8%)
 36,340    Valero Energy Corp.                                                       1,561,530
                                                                                   -----------

           Oilfield Services/Equipment (1.7%)
 52,110    Schlumberger Ltd. (Netherlands; Antilles)                                 3,279,803
                                                                                   -----------

           Packaged Software (1.3%)
 39,550    Computer Associates International, Inc.                                   1,095,931
 49,660    Microsoft Corp.                                                           1,389,983
                                                                                   -----------
                                                                                     2,485,914
                                                                                   -----------
           Pharmaceuticals: Major (6.3%)
197,120    Bristol-Myers Squibb Co.                                                  4,618,522
 25,530    Roche Holdings Ltd. (ADR) (Switzerland)                                   2,657,673
 29,500    Sanofi-Aventis (ADR) (France)                                             1,076,750
144,580    Schering-Plough Corp.                                                     2,618,344
 36,590    Wyeth                                                                     1,450,794
                                                                                   -----------
                                                                                    12,422,083
                                                                                   -----------
           Precious Metals (0.9%)
 38,030    Newmont Mining Corp.                                                      1,807,186
                                                                                   -----------

           Property - Casualty Insurers (2.5%)
 45,050    Chubb Corp. (The)                                                         3,249,457
 48,178    St. Paul Travelers Companies, Inc. (The)                                  1,636,125
                                                                                   -----------
                                                                                     4,885,582
                                                                                   -----------
           Railroads (1.9%)
 93,370    Norfolk Southern Corp.                                                    3,169,912
  8,990    Union Pacific Corp.                                                         566,100
                                                                                   -----------
                                                                                     3,736,012
                                                                                   -----------
           Restaurants (0.3%)
 23,440    McDonald's Corp.                                                            683,276
                                                                                   -----------

           Semiconductors (0.3%)
 33,450    Intel Corp.                                                                 744,597
                                                                                   -----------

           Telecommunication Equipment (0.4%)
 42,350    Motorola, Inc.                                                              730,961
                                                                                   -----------

           Tobacco (0.5%)
 21,390    Altria Group, Inc.                                                        1,036,559
                                                                                   -----------

           TOTAL COMMON STOCKS
             (Cost $107,558,006)                                                   132,310,036
                                                                                   -----------

PRINCIPAL
AMOUNT IN                                                         COUPON    MATURITY
THOUSANDS                                                          RATE       DATE        VALUE
---------                                                         ------    --------    ---------
             CORPORATE BONDS (8.8%)
             Advertising/Marketing Services (0.1%)
  $155       WPP Finance Corp. - 144A** (United Kingdom)          5.875%    06/15/14      160,163
                                                                                        ---------

             Aerospace & Defense (0.2%)
   105       Northrop Grumman Corp.                               4.079     11/16/06      106,913
    90       Raytheon Co.                                          4.85     01/15/11       93,354
   227       Systems 2001 Asset Trust - 144A** (Cayman Island)    6.664     09/15/13      252,417
                                                                                        ---------
                                                                                          452,684
                                                                                        ---------
             Air Freight/Couriers (0.0%)
    95       Fedex Corp.                                           2.65     04/01/07       93,884
                                                                                        ---------

             Airlines (0.1%)
   121       America West Airlines, Inc. (Series 01-1)             7.10     04/02/21      130,110
    75       Southwest Airlines Co. (Series 01-1)                 5.496     11/01/06       78,177
                                                                                        ---------
                                                                                          208,287
                                                                                        ---------
             Beverages: Alcoholic (0.1%)
    95       Miller Brewing Co. - 144A**                           4.25     08/15/08       97,010
                                                                                        ---------

             Broadcasting (0.1%)
    95       Clear Channel Communications, Inc.                    7.65     09/15/10      108,798
                                                                                        ---------

             Cable/Satellite TV (0.1%)
    20       Comcast Cable Communications Inc.                     6.75     01/30/11       22,465
    20       Comcast Corp.                                         5.30     01/15/14       20,431
   120       Comcast Corp.                                         6.50     01/15/15      131,480
    20       Comcast Corp.                                        7.625     02/15/08       22,290
    80       TCI Communications, Inc.                             7.875     02/15/26       96,052
                                                                                        ---------
                                                                                          292,718
                                                                                        ---------
             Chemicals: Major Diversified (0.0%)
    70       ICI Wilmington Inc.                                  4.375     12/01/08       70,806
                                                                                        ---------

             Containers/Packaging (0.1%)
   145       Sealed Air Corp - 144A**                             5.625     07/15/13      149,512
                                                                                        ---------

             Department Stores (0.2%)
   115       Federated Department Stores, Inc.                     6.90     04/01/29      127,929
    25       Federated Department Stores, Inc.                     7.00     02/15/28       28,163
   260       May Department Stores Co., Inc.                       6.70     09/15/28      270,957
    35       May Department Stores Co., Inc.                      7.875     03/01/30       41,784
                                                                                        ---------
                                                                                          468,833
                                                                                        ---------
             Drugstore Chains (0.2%)
   275       CVS Corp.                                            5.625     03/15/06      285,363
    24       CVS Corp. - 144A**                                   6.204     10/10/25       26,296
                                                                                        ---------
                                                                                          311,659
                                                                                        ---------
             Electric Utilities (0.9%)
    55       Appalachian Power Co. (Series H)                      5.95     05/15/33       55,452
   155       Arizona Public Service Co.                            5.80     06/30/14      165,203
   130       Carolina Power & Light Co.                           5.125     09/15/13      134,113
    75       Cincinnati Gas & Electric Co.                         5.70     09/15/12       80,267
    40       Cincinnati Gas & Electric Co. (Series A)              5.40     06/15/33       37,406
    40       Cincinnati Gas & Electric Co. (Series B)             5.375     06/15/33       37,268
    55       Columbus Southern Power Co. (Series D)                6.60     03/01/33       61,161
   110       Consolidated Natural Gas Co.  (Series C)              6.25     11/01/11      121,414
    25       Consolidated Natural Gas Co. (Series A)               5.00     03/01/14       25,307
    70       Detroit Edison Co.                                   6.125     10/01/10       77,101
    90       Duke Energy Corp.                                     3.75     03/05/08       90,771
    85       Duke Energy Corp.                                     4.50     04/01/10       87,084
    55       Entergy Gulf States, Inc.                             3.60     06/01/08       54,602
    90       Exelon Corp.                                          6.75     05/01/11      101,543
    85       Ohio Edison Co.                                       5.45     05/01/15       86,881
    95       Ohio Power Co. (Series G)                             6.60     02/15/33      105,920
   150       Pacific Gas & Electric Co.                            6.05     03/01/34      155,026
    30       Panhandle Eastern Pipe Line Co. (Series B)            2.75     03/15/07       29,497
   100       Public Service Electric & Gas Co. (Series MTNB)       5.00     01/01/13      103,006
    35       South Carolina Electric & Gas  Co.                    5.30     05/15/33       34,046
    20       Southern California Edison Co.                        5.00     01/15/14       20,527
    65       Texas Eastern Transmission, L.P.                      7.00     07/15/32       75,035
    80       TXU Energy Co.                                        7.00     03/15/13       90,976
    15       Wisconsin Electric Power Co.                         5.625     05/15/33       15,268
                                                                                        ---------
                                                                                        1,844,874
                                                                                        ---------
             Electrical Products (0.1%)
   125       Cooper Industries Inc.                                5.25     07/01/07      131,323
                                                                                        ---------

       Finance/Rental/Leasing (0.6%)
100    CIT Group Inc.                                                    2.875    09/29/06       99,640
 50    CIT Group Inc.                                                    7.375    04/02/07       54,794
210    Countrywide Home Loans, Inc. (Series MTN)                          3.25    05/21/08      206,430
 30    Ford Motor Credit Co.                                             7.375    10/28/09       32,662
100    General Electric Capital Corp.                                     4.25    12/01/10      101,086
225    General Electric Capital Corp. (Series MTNA)                       6.75    03/15/32      263,285
 55    International Lease Finance Corp.                                  3.75    08/01/07       55,418
220    MBNA Corp.                                                        6.125    03/01/13      238,464
160    SLM Corp. (Series MTNA)                                            5.00    10/01/13      162,733
                                                                                              ---------
                                                                                              1,214,512
                                                                                              ---------
       Financial Conglomerates (1.1%)
500    Associates Corp. of North America                                  6.25    11/01/08      549,358
180    Bank One Corp. (Series MTNA)                                       6.00    02/17/09      194,951
170    Chase Manhattan Corp.                                              6.00    02/15/09      184,003
 10    Chase Manhattan Corp.                                              7.00    11/15/09       11,343
 70    Citicorp                                                           6.75    08/15/05       72,306
 55    General Motors Acceptance Corp.                                    4.50    07/15/06       55,838
410    General Motors Acceptance Corp.                                   6.875    09/15/11      427,386
115    General Motors Acceptance Corp.                                    8.00    11/01/31      119,365
200    General Motors Corp.                                               8.10    06/15/24      209,977
 90    General Motors Corp.                                              8.375    07/15/33       93,913
190    Prudential Holdings, LLC (Series B) (FSA) - 144A**                7.245    12/18/23      226,144
                                                                                              ---------
                                                                                              2,144,584
                                                                                              ---------
       Food Retail (0.1%)
 75    Albertson's, Inc.                                                  7.50    02/15/11       87,642
180    Kroger Co.                                                         6.80    04/01/11      203,567
                                                                                              ---------
                                                                                                291,209
                                                                                              ---------
       Food: Major Diversified (0.1%)
120    Kraft Foods Inc.                                                  5.625    11/01/11      128,044
 70    Kraft Foods Inc.                                                   6.25    06/01/12       77,161
                                                                                              ---------
                                                                                                205,205
                                                                                              ---------
       Forest Products (0.1%)
 45    Weyerhaeuser Co.                                                   6.00    08/01/06       47,352
215    Weyerhaeuser Co.                                                   6.75    03/15/12      243,688
                                                                                              ---------
                                                                                                291,040
                                                                                              ---------
       Gas Distributors (0.1%)
120    Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)           8.294    03/15/14      143,551
                                                                                              ---------

       Home Furnishings (0.0%)
 75    Mohawk Industries, Inc. (Series D)                                 7.20    04/15/12       86,998
                                                                                              ---------

       Home Improvement Chains (0.0%)
 35    Lowe's Companies, Inc.                                             6.50    03/15/29       39,334
 15    Lowe's Companies, Inc.                                            6.875    02/15/28       17,724
                                                                                              ---------
                                                                                                 57,058
                                                                                              ---------
       Hotels/Resorts/Cruiselines (0.3%)
120    Hyatt Equities LLC - 144A**                                       6.875    06/15/07      128,199
200    Marriott International, Inc. (Series E)                            7.00    01/15/08      218,751
                                                                                              ---------
                                                                                                346,950
                                                                                              ---------
       Industrial Conglomerates (0.2%)
145    Honeywell International, Inc.                                     6.125    11/01/11      160,679
165    Hutchison Whampoa International Ltd. - 144A** (Virgin Islands)     6.50    02/13/13      175,961
                                                                                              ---------
                                                                                                336,640
                                                                                              ---------
       Insurance Brokers/Services (0.2%)
355    Farmers Exchange Capital - 144A**                                  7.05    07/15/28      360,554
 30    Marsh & McLennan Companies, Inc.                                  5.375    07/15/14       29,377
                                                                                              ---------
                                                                                                389,931
                                                                                              ---------
       Integrated Oil (0.1%)
105    Amerada Hess Corp.                                                7.875    10/01/29      125,718
 95    Petro-Canada (Canada)                                              5.35    07/15/33       88,923
                                                                                              ---------
                                                                                                214,641
                                                                                              ---------
       Investment Banks/Brokers (0.3%)
 65    Goldman Sachs Group Inc.                                           5.25    10/15/13       66,662
115    Goldman Sachs Group Inc.                                           6.60    01/15/12      129,389
160    Goldman Sachs Group Inc.                                          6.875    01/15/11      182,259
                                                                                              ---------
                                                                                                378,310
                                                                                              ---------
       Major Banks (0.1%)
 50    Bank of New York (The)                                             5.20    07/01/07       52,612
120    FleetBoston Financial Corp.                                        7.25    09/15/05      124,743
                                                                                              ---------
                                                                                                177,355
                                                                                              ---------
       Major Telecommunications (0.4%)
170    Deutsche Telekom International Finance Corp. NV (Netherlands)      8.75    06/15/30      224,997
 70    France Telecom S.A. (France)                                       9.25    03/01/31       94,775
 40    Sprint Capital Corp.                                               8.75    03/15/32       52,573
 85    Telecom Italia Capital SpA (Italy)                                 4.00    11/15/08       85,645
 65    Verizon Global Funding Corp.                                       7.75    12/01/30       79,996
275    Verizon New England Inc.                                           6.50    09/15/11      306,235
                                                                                              ---------
                                                                                                844,221
                                                                                              ---------
       Managed Health Care (0.2%)
260    Aetna, Inc.                                                       7.875    03/01/11      301,841
 75    Anthem Insurance Companies, Inc. - 144A**                         9.125    04/01/10       91,825
100    Wellpoint Health Network, Inc.                                    6.375    06/15/06      105,003
                                                                                              ---------
                                                                                                498,669
                                                                                              ---------

       Media Conglomerates (0.3%)
 60    News America Holdings, Inc.                                        7.75    02/01/24        71,481
 20    News America Inc.                                                 7.125    04/08/28        22,617
140    News America Inc.                                                  7.28    06/30/28       161,142
115    Time Warner, Inc.                                                 7.625    04/15/31       136,678
 60    Time Warner, Inc.                                                  7.70    05/01/32        72,079
 65    Time Warner, Inc.                                                 6.625    05/15/29        69,398
                                                                                              ----------
                                                                                                 533,395
                                                                                              ----------
       Motor Vehicles (0.2%)
 55    DaimlerChrysler North American Holdings Co.                        7.30    01/15/12        63,090
105    DaimlerChrysler North American Holdings Co.                        8.50    01/18/31       130,237
175    Ford Motor Co.                                                     7.45    07/16/31       170,914
                                                                                              ----------
                                                                                                 364,241
                                                                                              ----------
       Multi-Line Insurance (0.4%)
355    AIG Sun America Global Finance VI - 144A**                         6.30    05/10/11       392,042
 20    American General Finance Corp.                                    4.625    05/15/09        20,570
170    American General Finance Corp. (Series MTNH)                      4.625    09/01/10       172,499
 30    AXA Financial Inc.                                                 6.50    04/01/08        32,919
 50    Hartford Financial Services Group, Inc.                           2.375    06/01/06        49,253
100    Nationwide Mutual Insurance Co. - 144A**                           8.25    12/01/31       121,929
                                                                                              ----------
                                                                                                 789,212
                                                                                              ----------
       Oil & Gas Production (0.5%)
 85    Kerr-McGee Corp.                                                  6.875    09/15/11        96,682
 95    Nexen Inc. (Canada)                                                5.05    11/20/13        95,518
125    Pemex Project Funding Master Trust                                7.375    12/15/14       138,813
160    Pemex Project Funding Master Trust                                 8.00    11/15/11       184,400
395    Pemex Project Funding Master Trust                                8.625    02/01/22       457,213
                                                                                              ----------
                                                                                                 972,626
                                                                                              ----------
       Other Metals/Minerals (0.1%)
175    Inco Ltd. (Canada)                                                 7.20    09/15/32       202,058
 45    Inco Ltd. (Canada)                                                 7.75    05/15/12        53,604
                                                                                              ----------
                                                                                                 255,662
                                                                                              ----------
       Property - Casualty Insurers (0.1%)
200    Mantis Reef Ltd. - 144A** (Australia)                             4.692    11/14/08       201,288
                                                                                              ----------

       Pulp & Paper (0.1%)
 95    Sappi Papier Holding AG - 144A** (Austria)                         6.75    06/15/12       105,391
                                                                                              ----------

       Railroads (0.1%)
 60    CSX Corp.                                                          2.75    02/15/06        59,847
 35    CSX Corp.                                                          9.00    08/15/06        38,504
 60    Norfolk Southern Corp.                                             7.35    05/15/07        65,620
 55    Union Pacific Corp.                                                6.65    01/15/11        61,800
 40    Union Pacific Corp. (Series MTNE)                                  6.79    11/09/07        43,585
                                                                                              ----------
                                                                                                 269,356
                                                                                              ----------
       Real Estate Development (0.2%)
365    World Financial Properties - 144A**                                6.91    09/01/13       408,749
                                                                                              ----------

       Real Estate Investment Trusts (0.1%)
 10    EOP Operating L.P.                                                 4.75    03/15/14         9,740
130    EOP Operating L.P.                                                 7.25    06/15/28       144,459
 60    Rouse Co. (The)                                                   3.625    03/15/09        56,025
 25    Rouse Co. (The)                                                   5.375    11/26/13        23,610
                                                                                              ----------
                                                                                                 233,834
                                                                                              ----------
       Savings Banks (0.3%)
 85    Household Finance Corp.                                           4.125    12/15/08        86,369
105    Household Finance Corp.                                           5.875    02/01/09       113,659
 45    Household Finance Corp.                                           6.375    10/15/11        50,262
115    Household Finance Corp.                                            6.40    06/17/08       126,041
 65    Household Finance Corp.                                            6.75    05/15/11        73,623
 95    Washington Mutual Bank                                             5.50    01/15/13        99,490
 80    Washington Mutual Inc.                                             8.25    04/01/10        95,099
                                                                                              ----------
                                                                                                 644,543
                                                                                              ----------
       Tobacco (0.1%)
120    Altria Group, Inc.                                                 7.00    11/04/13       126,586
 90    Altria Group, Inc.                                                 7.75    01/15/27        96,377
                                                                                              ----------
                                                                                                 222,963
                                                                                              ----------
       Trucks/Construction/Farm Machinery (0.1%)
185    Caterpillar Financial Services Corp.                               1.80    08/20/07       184,990
                                                                                              ----------

       Wireless Telecommunications (0.1%)
 70    AT&T Wireless Services, Inc.                                       8.75    03/01/31        94,263
                                                                                              ----------

       TOTAL CORPORATE BONDS
         (Cost $16,269,690)                                                                   17,291,938
                                                                                              ----------

PRINCIPAL
AMOUNT IN                                                           COUPON    MATURITY
THOUSANDS                                                            RATE       DATE
---------                                                           ------    --------
             FOREIGN GOVERNMENT OBLIGATION (0.1%)
    20       United Mexican States Corp. (Mexico)                    8.00     09/24/22     23,000
   180       United Mexican States Corp. (Mexico)                    8.30     08/15/31    208,530
    10       United Mexican States Corp. (Mexico)                   8.375     01/14/11     11,825
                                                                                          -------

             TOTAL FOREIGN GOVERNMENT OBLIGATION (Cost $241,112)                          243,355
                                                                                          =======

           U.S. GOVERNMENT AND AGENCY OBLIGATIONS (16.3%)
  540      Federal Home Loan Mortgage Corp.                                 5.125    11/07/13       544,395
           Federal National Mortgage Assoc.
3,150      ..............................................................    4.25    05/15/09     3,238,547
           U.S. Treasury Bond
2,850      ..............................................................    5.50    08/15/28     3,104,722
  150      ..............................................................   6.125    08/15/29       177,164
4,200      ..............................................................   7.625    02/15/25     5,739,728
1,075      ..............................................................   8.125    08/15/19     1,485,096
3,150      ..............................................................   8.125    08/15/21     4,410,249
           U.S. Treasury Note
4,825      ..............................................................   3.875    02/15/13     4,828,020
3,400      ..............................................................    3.50    11/15/06     3,463,617
2,900      ..............................................................    6.50    02/15/10     3,337,607
           U.S. Treasury Strip
2,425      ..............................................................    0.00    02/15/25       862,606
2,500      ..............................................................    0.00    02/15/25       894,577
                                                                                               ------------
           TOTAL U.S. GOVERNMENT  AND AGENCY OBLIGATIONS
            (Cost $31,012,289)                                                                   32,086,328
                                                                                               ------------
           MORTGAGE-BACKED SECURITIES (4.4%)

           Federal Home Loan Mortgage Corp.
  142      ..............................................................    7.50   01/01/30-
                                                                                     06/01/11       150,862
           Federal National Mortgage Assoc.
  372      ..............................................................    6.50    09/01/31       391,583
4,700      ..............................................................    6.50       +         4,942,343

  783      ..............................................................    7.00   03/01/12-
                                                                                     06/01/32       833,056
1,243      ..............................................................    7.50   06/01/26-
                                                                                     07/01/32     1,334,689
  538      ..............................................................    8.00   05/01/24-
                                                                                     02/01/32       584,615
   33      ..............................................................    9.50    12/01/20        37,543

           Government National Mortgage Assoc.
  160      ..............................................................    7.50   09/15/25-
                                                                                     06/15/27       172,658
  155      ..............................................................    8.00   04/15/26-
                                                                                     08/15/26       169,365
                                                                                               ------------
           TOTAL MORTGAGE-BACKED SECURITIES
            (Cost $8,466,263)                                                                     8,616,714
                                                                                               ------------
           ASSET-BACKED SECURITIES (0.9%)
  300      American Express Credit Account Master Trust 2002-3 A             1.98    12/15/09       300,846
  227      Asset Backed Funding Certificates 2004-HE1 A1                    2.063    07/25/34       226,790
  335      Chase Credit Card Master Trust 2001-4 A                           5.50    11/17/08       349,895
  350      Citibank Credit Issuance Trust 2001-A1 A1                         6.90    10/15/07       364,531
  250      GE Dealer Floorplan Master Note Trust 2004-1 A                   1.861    07/20/08       250,129
  150      MBNA Master Credit Card Trust                                     5.90    08/15/11       164,005
   93      Nissan Auto Receivables Owner Trust 2001-C A4                     4.80    02/15/07        93,582
   75      TXU Electric Delivery Transition Bond Company LLC 2004-1 A2       4.81    11/15/12        78,050
                                                                                               ------------
           TOTAL ASSET-BACKED SECURITIES (Cost $1,793,563)                                        1,827,828
                                                                                               ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                         VALUE
---------                                                                                      ------------
           SHORT-TERM INVESTMENTS (6.7%)
           U.S. GOVERNMENT OBLIGATIONS (a) (0.1%)
           U.S. Treasury Bill
   250     ***...........................................................   1.895    03/24/05       248,118
    25     ***...........................................................   1.645    01/13/05        24,916
                                                                                               ------------
           TOTAL U.S. GOVERNMENT OBLIGATIONS  (Cost $273,006)                                       273,034
                                                                                               ------------
           REPURCHASE AGREEMENT (6.6%)
12,964     Joint repurchase agreement account (dated 10/29/04;
           proceeds $12,965,325) (b) (Cost $12,964,000)                      1.84    11/01/04    12,964,000
                                                                                               ------------
           TOTAL SHORT-TERM INVESTMENTS
             (Cost $13,237,006)                                                                  13,237,034
                                                                                               ------------

           TOTAL INVESTMENTS
            (Cost $178,577,929)(c ) (d)                                     104.4%              205,613,233

           LIABILITIES IN EXCESS OF OTHER ASSETS                             (4.4)               (8,710,701)
                                                                            -----              ------------

           NET ASSETS                                                       100.0%             $196,902,532
                                                                            =====              ============

----------

ADR         American Depository Receipt.

FSA         Financial Security Assurance.

*           Non-income producing security.

**          Resale is restricted to qualified institutional investors.

*** A portion of these securities have been segregated in connection with open futures contracts in the amount of $151,900.

+ Securities purchased on a forward commitment basis with an appreciate principal amount and no definite maturity date.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b)         Collateralized by federal agency and U.S. Treasury obligations.

(c) Securities have been designated as collateral in a amount equal to $22,300,657, in connection with securities purchased on a forward commitment basis and open futures contracts.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $29,467,103 and the aggregate gross unrealized depreciation is $2,431,799, resulting in net unrealized appreciation of $27,035,304.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 14, 2004

                                       3